SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM DILUTED LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,095,362	1,507,137
Series A (2013) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		183
Warrant To Underwriters December Two Thousand Nineteen One [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		45,643
Warrant To Underwriters December Two Thousand Nineteen Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		47,619
Warrant To Underwriters December Two Thousand Nineteen Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		45,045
Series A and B Warrants October 2022 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	1,022,495	2,044,990
Warrant to Underwriters October 2022 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	51,125	51,125
Warrant to Underwriters May 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	32,778
Warrant to Underwriters May 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	60,476
Warrant to Underwriters June 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	35,088
Warrant Series C June 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	350,878
Warrant to Underwriters June 2023 Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	31,231
Warrant Series D June 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	312,309
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,095,362	1,507,137